Taxation (Tables)	12 Months Ended
Dec. 31, 2020
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Components of Tax Expense (Benefit)
The components of tax expense (benefit) for 2020 and 2019 are as follows:

	Year ended December 31,

	2020	2019
Current tax expense	302	197
Deferred tax benefit	(231)	(1,395)
Total tax expense (benefit)	71	(1,198)

Schedule of Taxes on Items Recognized in Other Comprehensive Loss or Directly in Equity
Taxes on items recognized in “Other comprehensive income (loss)” or directly in equity in 2020 and 2019 are as follows:

	Year ended December 31,

	2020	2019
Deferred tax expense (benefit) on actuarial gains (losses) on defined benefit plans	17	(12)
Deferred tax expense (benefit) on share of other comprehensive income (loss) in equity method investments - may be subsequently reclassified to net earnings	35	(7)
Deferred tax expense (benefit) on share of other comprehensive income (loss) in equity method investments - will not be reclassified to net earnings	1	(2)
Deferred tax benefit on share-based payments	(3)	(8)
Current tax benefit on share-based payments	(11)	(20)

Schedule of Reconciliation of Income Tax Expense Benefit
Below is a reconciliation of income taxes calculated at the Canadian corporate tax rate of 26.5% to the tax expense (benefit) for 2020 and 2019:

	Year ended December 31,

	2020	2019
Income before tax	1,220	372
Income before tax multiplied by the standard rate of Canadian corporate tax of 26.5%	323	99
Effects of:
Income taxes recorded at rates different from the Canadian tax rate	(167)	(159)
Tax losses for which no benefit is recognized	1	1
Reorganization of certain foreign affiliate operations	-	(1,197)
Net non-deductible foreign exchange and other losses	6	42
Impact of disposals of businesses	-	(66)
Tax on reversal of statutory intercompany investment impairments (1)	905	-
Recognition of tax losses that arose in prior years due to statutory intercompany investment impairments (1)	(905)	-
Provision for uncertain tax provisions	10	(46)
Derecognition of tax losses that arose in prior years	-	88
Recognition of tax losses that arose in prior years	(138)	(29)
U.S. base erosion minimum tax	43	7
Impact of tax law changes	-	52
Research and development credits	(12)	(6)
Other adjustments related to prior years	(6)	3
Withholding taxes	6	3
Other differences	5	10
Total tax expense (benefit)	71	(1,198)
(1) In 2020, a
non-U.S.
subsidiary reversed impairment charges related to intercompany investments. These impairments had been previously recorded for statutory purposes and created tax losses that the Company did not recognize as deferred tax assets. The reversal of the impairment allowed the Company to recognize the deferred tax asset, because the corresponding tax losses were used to offset the gain from the impairment reversal.